Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, issued	478,950,996	478,950,996	403,311,988
Common stock, outstanding	478,950,996	478,950,996	403,311,988